Statement of Cash Flows specifications (Tables)	12 Months Ended
Dec. 31, 2024
Statement of Cash Flows specifications
Schedule of statement of cashflows specifications

EUR’000	Note	2024	2023	2022
Adjustments of non-cash items
Depreciation and amortisation	121,314	56,595	23,048	22,684
Impairment of fixed assets	13	—	5,000	—
Non-cash disposals of property, plant and equipment and intangible assets	1,213	183	—	—
Other operating income and expenses, net	5	—	(137)	—
Finance income	9	(3,294)	—	—
Interest expenses	9	428	1,898	923
Finance costs	9	2,589	—	—
Income tax expense	1,264	—	—
Fair value change of derivative instruments through profit or loss	9	(427)	766	—
Share-based payment expenses		1,662	1,134	352
Total adjustments of non-cash items		59,000	31,709	23,959

Changes in working capital	Note	2024	2023	2022
Inventories		788	(1,140)	(109)
Trade receivables, contract assets, prepayments and other receivables		(62,706)	28,541	(18,029)
Trade and other payables		380	(16,087)	660
Provisions		(6,059)	—	—
Receivables from related parties		414	—	—
Payables to related parties		51	73	26
Deferred tax liabilities		1,137	—	—
Deferred revenue		33,482	8,787	(12,999)
Net change in working capital		(32,513)	20,174	(30,451)